NATURE OF OPERATIONS	12 Months Ended
Aug. 31, 2022
Description Of Business [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Organigram Holdings Inc. (the “Company”) is a publicly traded corporation with its common shares (the “Common Shares”) trading on the Toronto Stock Exchange (“TSX”) and on the Nasdaq Global Select Market (“NASDAQ”) under the symbol “OGI”. The head office of the Company is 1250-333 Bay Street, Toronto, Ontario, Canada, M5H 2R2 and the registered office is 35 English Drive, Moncton, New Brunswick, Canada, E1E 3X3.

The Company’s major wholly-owned subsidiaries are: (i) Organigram Inc., a licensed producer (“LP” or “Licensed Producer”) of cannabis and cannabis-derived products in Canada regulated by Health Canada under the Cannabis Act and the Cannabis Regulations (Canada); (ii) 10870277 Canada Inc., a special purpose holding company for the Company; (iii) The Edibles and Infusions Corporation (“EIC”), a cannabis processor of confectionary goods; and (iv) Laurentian Organic Inc. ("Laurentian"), an LP specializing in high-quality artisanal craft cannabis and premium Afghan hash. Organigram Inc. was incorporated under the Business Corporation Act (New Brunswick), on March 1, 2013. Organigram Holdings Inc. was continued under the Canada Business Corporations Act (“CBCA”) on April 6, 2016. 10870277 Canada Inc. was incorporated under the CBCA on July 4, 2018. The Edibles and Infusions Corporation was incorporated under the Business Corporation Act (Ontario) on September 20, 2018. Laurentian Organic Inc. was incorporated under the CBCA on March 18, 2019.